Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2020
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Property, Plant and Equipment, Net
Note 9. Property, Plant and Equipment, Net
As of June 30, 2020 and December 31, 2019, Company’s property, plant and equipment, net are as follows:

	June 30, 2020		December 31, 2019
Land	Ps.	5,424	Ps.	5,258
Buildings		14,342		14,091
Machinery and equipment		20,894		20,521
Refrigeration equipment		9,227		9,378
Returnable bottles		6,091		6,061
Investments in fixed assets in progress		4,518		5,156
Leasehold improvements		389		417
Others		391		305

Total (1)	Ps.	61,276	Ps.	61,187

(1) Total includes Ps. 263 and Ps. 610 outstanding payment with suppliers, as of June 30, 2020 and December 31, 2019, respectively.